Expense Example {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-Retail PRO-09 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Retail Class
Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786